FINANCE INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2021
FINANCE INCOME AND EXPENSES

29.	FINANCE INCOME AND EXPENSES

	2021	2020	2019
FINANCE INCOME
Income from financial investments	242	95	102
Interest on sale of energy	460	399	361
Monetary variations	68	42	30
Monetary variations – CVA (Note 14)	64	32	105
Monetary updating of escrow deposits	29	53	50
PIS/Pasep and Cofins charged on finance income (1)	(124)	(96)	(128)
Gains on financial instruments –swap (Note 31)	—	1,753	998
Borrowing costs paid by related parties	2	30	48
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS (Note 9) (2)	20	42	1,580
Others	83	95	61
	844	2,445	3,207
FINANCE EXPENSES
Charges on loans and financings (Note 22)	(1,147)	(1,178)	(1,227)
Cost of debt – amortization of transaction cost (Note 22)	(20)	(15)	(38)
Foreign exchange variations - loans and financing (Note 22)	(353)	(1,742)	(226)
Premium on repurchase of debt securities (Eurobonds) (Note 22)	(491)	—	—
Foreign exchange variations – Itaipu	(27)	(47)	(13)
Monetary updating – loans and financings (Note 22)	(331)	(187)	(142)
Monetary updating – onerous concessions	(8)	(9)	(3)
Charges and monetary updating on post-employment obligations (Note 24)	(70)	(53)	(56)
Loss on financial instruments –swap (Note 31)	(538)	—	—
Monetary updating – Lease liabilities (Note 19)	(25)	(27)	(34)
Others	(86)	(92)	(108)
	(3,096)	(3,350)	(1,847)
NET FINANCE INCOME (EXPENSES)	(2,252)	(905)	1,360

(1)	The PIS/Pasep and Cofins expenses apply to Interest on Equity.
(2)	The updating of the tax credits for the court judgment on PIS, Pasep, Cofins / ICMS tax, and the related liability to be refunded to customers, is presented at net value.